Other Comprehensive Earnings	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Other Comprehensive Earnings

Note Q — Other Comprehensive Earnings

The components of comprehensive earnings/(loss) for CTS include foreign currency translation adjustments, unrecognized pension gains/(losses) and prior service costs, unrealized loss on cash flow hedges and net earnings, and are reported in the “Consolidated Statements of Accumulated Other Comprehensive Earnings/(Loss).”

The following table displays the changes in Accumulated Other Comprehensive Earnings/(Loss) by components at December 31 (all amounts are stated net of tax):

($ in thousands)	Cumulative translation adjustment	Defined benefit pension items	Unrealized gains and losses on cash flow hedges	Total
Accumulated other comprehensive earnings/(loss) — balance at January 1, 2011	$161	$(87,716)	$—	$(87,555)
Cumulative translation adjustment	(251)	—	—	(251)
Net actuarial gains/(losses)	—	(30,947)	—	(30,947)
Amounts reclassified from accumulated other comprehensive loss to earnings/(loss)	—	3,607	—	3,607
Net current period other comprehensive loss	$(251)	$(27,340)	$—	$(27,591)
Accumulated other comprehensive earnings/(loss) — balance at December 31, 2011	$(90)	$(115,056)	$—	$(115,146)
Cumulative translation adjustment	1,309	—	—	1,309
Unrealized holding gain/(loss)			(980)	(980)
Net actuarial gains/(losses)	—	(10,047)	—	(10,047)
Amounts reclassified from accumulated other comprehensive loss to earnings/(loss)	—	4,260	—	4,260
Net current period other comprehensive loss	$1,309	$(5,787)	$(980)	$(5,458)
Accumulated other comprehensive earnings/(loss) — balance at December 31, 2012	$1,219	$(120,843)	$(980)	$(120,604)
Cumulative translation adjustment	585	—	—	585
Unrealized holding gain/(loss)	—	—	188	188
Net actuarial gains/(losses)	—	31,821	—	31,821
Amounts reclassified from accumulated other comprehensive loss to earnings/(loss)	—	5,917	196	6,113
Net current period other comprehensive earnings	$585	$37,738	$384	$38,707
Accumulated other comprehensive loss — balance at December 31, 2013	$1,804	$(83,105)	$(596)	$(81,897)

The following table displays the reclassifications out of Accumulated Other Comprehensive Earnings/(Loss) at December 31:

($ in thousands) Details about Accumulated Other Comprehensive Earnings Components	2013(a)	2012(a)	2011(a)	Affected Line Item in the Statement Where Net Income is Presented

Losses on cash flow hedges:
Interest rate swap contracts	$322	$–	$–	Interest expense
	(126)	–	–	Tax benefit
	$196	$–	$–	Net of tax
Amortization of defined benefit and post-retirement benefit plans:
Prior service costs	$498	$605	$611	(b)
Gain/(loss) included in net periodic pension costs	7,623	6,318	4,434	(b)
Settlements and curtailments	1,343	282	670	(b)
Foreign exchange impact	2	(235)	110	Other expense

	9,466	6,970	5,825	Total before tax
	$(3,549)	$(2,707)	$(2,218)	Tax benefit
	5,917	4,263	3,607	Net of tax
Total reclassification for the period	$6,113	$4,263	$3,607	Net of tax

(a)	Amounts in parenthesis indicate credit.

(b)	These accumulated other comprehensive earnings components are included in the computation of net periodic pension cost. The actuarial loss that was reclassified in 2013 to Cost of goods sold of $3,280, Selling, general and administrative expenses of $4,398 and research and development expenses of $1,786 are reflected on CTS’ Consolidated Statements of Operations. The actuarial loss that was reclassified in 2012 to Cost of goods sold of $2,456, Selling, general and administrative expenses of $3,234 and research and development expenses of $1,513 are reflected on CTS’ Consolidated Statements of Operations. The actuarial loss that was reclassified in 2011 to Cost of goods sold of $1,880, Selling, general and administrative expenses of $2,737 and research and development expenses of $1,097 are reflected on CTS’ Consolidated Statements of Operations.